Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee benefits [Line Items]
Total number of full time equivalents	182,915	206,633	152,321
Parent [member]
Disclosure of employee benefits [Line Items]
Total number of full time equivalents	215	225	191
Other subsidiaries [member]
Disclosure of employee benefits [Line Items]
Total number of full time equivalents	182,700	206,408	152,130